Consolidated Variable Interest Entities - Schedule of Consolidated Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,062	$ 513
Accounts receivable, net	755	664
Property and equipment, net	341	411
Deferred income tax assets	82	59
Other non-current assets	408	332
Accounts payable, accrued expenses and other	1,821	1,619
Long-term debt	6,583	5,887
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	57	44
Accounts receivable, net	14	15
Property and equipment, net	52	44
Deferred income tax assets	58	62
Other non-current assets	53	49
Accounts payable, accrued expenses and other	33	33
Long-term debt	$ 212	$ 208